Marketable Securities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Marketable Securities		$ 0
Marketable investments continuous unrealized loss position	$ 0
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Marketable securities contractual maturities	Less than one year
Asset-backed securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Marketable securities contractual maturities	Between 2-5 years